Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) $ in Thousands, € in Millions	6 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 EUR (€)	Oct. 31, 2015	Aug. 31, 2015	Jun. 30, 2015
Derivative [Line Items]
Minimum variable interest rate on debt	0.30%	0.30%
Maximum variable interest rate on debt	4.00%	4.00%
Interest rate contracts [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (519,495)
U.S. Dollar-denominated interest rate swaps 1 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Principal Amount	3,219,730
Fair Value / Carrying Amount of Asset / (Liability)	$ (411,210)
Weighted-Average Remaining Term (Years)	4 years 10 months 24 days
Fixed Interest Rate	3.30%	3.30%
Derivative Floating Rate Payable [Member]
Derivative [Line Items]
Principal Amount	$ 200,000
Fixed Interest Rate	2.14%	2.14%
Floating LIBOR rate receivable/payable cap	6.00%	6.00%
U.S. Dollar-denominated interest rate swaps 2 [Member] | Designated as Hedging Instrument [Member] | 2017 and 2018 Termination [Member]
Derivative [Line Items]
Principal Amount	$ 320,000
U.S. Dollar-denominated interest rate swaps 2 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Principal Amount	762,957
Fair Value / Carrying Amount of Asset / (Liability)	$ (47,498)
Weighted-Average Remaining Term (Years)	4 years 10 months 24 days
Fixed Interest Rate	2.60%	2.60%
U.S. Dollar-denominated interest rate swaption 1 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Principal Amount	$ 155,000
Fair Value / Carrying Amount of Asset / (Liability)	$ (8,404)
Weighted-Average Remaining Term (Years)	9 months 18 days
Fixed Interest Rate	2.20%	2.20%
U.S. Dollar-denominated interest rate swaption 2 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Principal Amount	$ 155,000
Fair Value / Carrying Amount of Asset / (Liability)	$ 113
Weighted-Average Remaining Term (Years)	9 months 18 days
Fixed Interest Rate	3.30%	3.30%
U.S. Dollar-denominated interest rate swaption 3 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Principal Amount	$ 160,000
Fair Value / Carrying Amount of Asset / (Liability)	$ (7,168)
Weighted-Average Remaining Term (Years)	1 year 7 months 6 days
Fixed Interest Rate	2.00%	2.00%
U.S. Dollar-denominated interest rate swaption 4 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Principal Amount	$ 160,000
Fair Value / Carrying Amount of Asset / (Liability)	$ 742
Weighted-Average Remaining Term (Years)	1 year 7 months 6 days
Fixed Interest Rate	3.10%	3.10%
U.S. Dollar-denominated interest rate swaption 5 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Principal Amount	$ 160,000
Fair Value / Carrying Amount of Asset / (Liability)	$ (6,091)
Weighted-Average Remaining Term (Years)	2 years
Fixed Interest Rate	1.80%	1.80%
U.S. Dollar-denominated interest rate swaption 6 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Principal Amount	$ 160,000
Fair Value / Carrying Amount of Asset / (Liability)	$ 1,268
Weighted-Average Remaining Term (Years)	2 years
Fixed Interest Rate	2.90%	2.90%
Euro-denominated interest rate swaps [Member]
Derivative [Line Items]
Principal Amount | €		€ 215.9
Reducing principal amount of Euro-denominated interest rate swaps	$ 77,900	€ 70.1
Euro-denominated interest rate swaps [Member] | Euro Interbank Offered Rate Euribor [Member]
Derivative [Line Items]
Principal Amount	239,792
Fair Value / Carrying Amount of Asset / (Liability)	$ (41,247)
Weighted-Average Remaining Term (Years)	4 years 5 months 27 days
Fixed Interest Rate	3.10%	3.10%
U.S. Dollar-denominated interest rate swaps 3 [Member] | London Interbank Offered Rate (LIBOR) [Member] | Teekay LNG [Member]
Derivative [Line Items]
Fixed Interest Rate					3.34%
U.S. Dollar-denominated interest rate swaps 4 [Member] | London Interbank Offered Rate (LIBOR) [Member] | Third Party [Member]
Derivative [Line Items]
Fixed Interest Rate					2.15%
U.S. Dollar-denominated interest rate swaps 5 [Member] | London Interbank Offered Rate (LIBOR) [Member] | Teekay LNG [Member]
Derivative [Line Items]
Fixed Interest Rate				3.10%
U.S. Dollar-denominated interest rate swaps 6 [Member] | London Interbank Offered Rate (LIBOR) [Member] | Third Party [Member]
Derivative [Line Items]
Fixed Interest Rate				1.97%
U.S. Dollar-denominated interest rate swaps 7 [Member] | London Interbank Offered Rate (LIBOR) [Member] | Teekay LNG [Member]
Derivative [Line Items]
Fixed Interest Rate			2.935%
U.S. Dollar-denominated interest rate swaps 8 [Member] | London Interbank Offered Rate (LIBOR) [Member] | Third Party [Member]
Derivative [Line Items]
Fixed Interest Rate			1.83%